Schedule I - Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended
	Apr. 08, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 19, 2013 2013 Omnibus Incentive Plan [Member]	Apr. 24, 2013 Initial Public Offering [Member]	Apr. 24, 2013 Underwriters Option to Purchase Additional Shares [Member]	Dec. 17, 2013 Secondary Offering [Member]	Dec. 31, 2013 Secondary Offering [Member]	Apr. 08, 2013 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Apr. 24, 2013 Parent Company [Member] Initial Public Offering [Member]	Apr. 24, 2013 Parent Company [Member] Underwriters Option to Purchase Additional Shares [Member]	Dec. 17, 2013 Parent Company [Member] Secondary Offering [Member]	Dec. 31, 2013 Parent Company [Member] Secondary Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split description	On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013. The Company's historical share and per share information has been retroactively adjusted to give effects to this stock split.								On April 7, 2013, the Parent's Board of Directors authorized an eight-for-one split of the Parent's common stock which was effective on April 8, 2013. The Parent's historical share and per share information has been retroactively adjusted to give effects to this stock split.
Stock split conversion ratio	8								8
Common stock, par value		$ 0.01	$ 0.01							$ 0.01	$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000							1,000,000,000	1,000,000,000
Preferred stock, shares authorized		100,000,000	100,000,000							100,000,000	100,000,000
Preferred stock, par value		$ 0.01	$ 0.01							$ 0.01	$ 0.01
Common stock reserved for future issuance				15,000,000
Shares of common stock issued through initial public offering, shares					10,000,000							10,000,000
Shares offered and sold by the selling shareholders					19,900,000	3,900,000	18,000,000					19,900,000	3,900,000	18,000,000
Offering price per share					$ 27.00		$ 30.00					$ 27.00		$ 30.00
Net proceeds received from offering		$ 245,441			$ 245,400							$ 245,400
Common stock, shares issued		89,900,453	82,737,008				0			89,900,453	82,737,008			0
Repurchase of common shares		1,500,000	0				1,500,000	1,500,000		1,500,000				1,500,000	1,500,000
Treasury stock at cost		44,163						44,163		44,163					44,163
Restricted payment to the parent										$ (44,163)					$ 44,163